Derivative Liability (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Reconciliation of the Derivative Liability

The following table presents a reconciliation of the derivative liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) from June 30, 2018 to March 31, 2020:

Conversion feature derivative liability
June 30, 2018	$-
Initial fair value of derivative liability recorded as debt discount	75,000
Initial fair value of derivative liability recorded as deferred financing costs	3,000
Initial fair value of derivative liability charged to other expense	25,161
Loss on change in fair value included in earnings	30,508
June 30, 2019	$133,669
Initial fair value of derivative liability recorded as debt discount	940,001
Initial fair value of derivative liability charged to other expense	245,572
Gain on change in fair value included in earnings	(976,049)
March 31, 2020	$343,193

The following table presents a reconciliation of the derivative liability measured at fair value on a recurring basis using significant unobservable inputs (Level 3) from June 30, 2018 to June 30, 2019, as there was no derivative liability at June 30, 2017:

Conversion feature derivative liability
June 30, 2018	$-
Initial fair value of derivative liability recorded as debt discount	75,000
Initial fair value of derivative liability recorded as deferred financing costs	3,000
Initial fair value of derivative liability charged to other expense	25,161
Loss on change in fair value included in earnings	30,508
June 30, 2019	$133,669

Schedule of Derivative Assumptions

The Company used the following assumptions for determining the fair value of the convertible instruments granted under the binomial pricing model with binomial simulations at March 31, 2020:

Expected volatility	141.9% - 233.2%
Expected term	5.8 months – 11.1 months
Risk-free interest rate	0.15% - 0.17%
Stock price	$0.55

The Company used the following assumptions for determining the fair value of the convertible instruments granted under the binomial pricing model with Binomial simulations at June 30, 2019:

Expected volatility	1,872.2%
Expected term	11.5 months
Risk-free interest rate	1.92%
Stock price	$0.85